Other Current Liabilities - Summary of Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Sep. 30, 2023
Other Current Liabilities [abstract]
Other current liabilities, Total	€ 12,021	€ 15,961